Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     18344    343723  SH          Sole
Accenture Ltd	     Common    G1150G111      9338    284776  SH	  Sole
Alcon Inc	     Common    H01301102     10993    123255  SH          Sole
Allergan	     Common    018490102      8184    202979  SH          Sole
Amazon.com	     Common    023135106      4794     93484  SH          Sole
Auto Data Processing Common    053015103     14742    374735  SH          Sole
Bard (C.R)	     Common    067383109     15672    185997  SH	  Sole
CH Robinson Inc	     Common    12541W209     10986    199644  SH	  Sole
Cisco Sys Inc        Common    17275R102     14232    873120  SH          Sole
Expeditors Intl      Common    302130109      9161    275367  SH          Sole
Genentech Inc	     Common    368710406      8044     97022  SH          Sole
Google		     Common    38259P508     13600     44205  SH          Sole
Mastercard	     Common    57636Q104     16057    112341  SH          Sole
Microsoft Corp.      Common    594918104     12601    648220  SH          Sole
Oracle Corp	     Common    68389X105     17805   1004232  SH          Sole
Qualcomm Inc         Common    747525103     14529    405496  SH	  Sole
St. Jude Medical Inc Common    790849103      7615    231037  SH          Sole
Stryker		     Common    863667101     14160    354450  SH	  Sole
Varian Medical Sys   Common    92220P105     14340    409234  SH	  Sole
Visa Inc             Common    92826C839      8275    157771  SH          Sole